Revenue Recognition - Additional Information (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Revenues	$ 21,674	$ 19,581	$ 28,836	$ 10,950
Percentage of revenue from government customer	89.00%	87.00%	80.00%	69.00%
Contract with customer, receivable, after allowance for credit loss			$ 4,000	$ 2,100
Third Quarter [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation						$ 6,000
Annual [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation						$ 12,900
Subsequent Event [Member] | Third Quarter [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation					$ 12,200
Subsequent Event [Member] | Annual [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation					$ 1,700
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,400	$ 1,600	3,000	2,400
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 19,200	$ 18,000	$ 25,900	$ 8,600